Leases - Summary of information about leases in cash flow statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflow for leases as a lessee	£ 100	£ 107	£ 118